Law Department
The Lincoln National Life Insurance Company
1300 S. clinton Street
Fort Wayne, IN 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo.Ardington@lfg.com

September 13, 2011

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:       Lincoln New York Account N for Variable Annuities
Lincoln InvestmentSolutionsSM Variable Annuity
(File Nos. 811-09763; 333-175691)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus and Statement of Additional Information for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the Pre-effective Amendment No. 1 filed electronically on August 16, 2011.

Sincerely,

Mary Jo Ardington
Associate General Counsel